Investment in associates (Details) ₽ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019 RUB (₽) item	Sep. 30, 2018 RUB (₽)	Sep. 30, 2019 RUB (₽) item	Sep. 30, 2018 RUB (₽)	Dec. 31, 2018 RUB (₽)
Investment in associates
Number of associates | item	1		1
Statement of financial position:
Non-current assets	₽ 18,135		₽ 18,135		₽ 14,562
including cash and cash equivalents	35,789		35,789		40,966
Carrying amount of investment in associates (45%) of net assets	920		920		812
Revenue and net income
Revenue	10,142	₽ 7,943	28,646	₽ 21,329
Cost of revenues	(4,989)	(3,881)	(14,196)	(10,396)
Other income and expenses, net	(47)	(2)	8	(72)
including depreciation and amortization	(389)	(221)	(1,079)	(623)
Net profit	₽ 1,188	₽ 853	₽ 4,199	₽ 2,731
JSC Tochka
Investment in associates
Share in entity according to share in dividends and potential capital gains	45.00%		45.00%
Statement of financial position:
Non-current assets	₽ 848		₽ 848		149
Current assets	2,671		2,671		1,836
including cash and cash equivalents	1,569		1,569		1,326
Non-current financial liabilities	(310)		(310)
Current liabilities	(1,165)		(1,165)		(183)
including financial liabilities	(995)		(995)		(183)
Net assets	2,044		2,044		1,802
Carrying amount of investment in associates (45%) of net assets	920		920		₽ 812
Revenue and net income
Revenue	1,660		3,710
Cost of revenues	(693)		(1,624)
Other income and expenses, net	(611)		(1,845)
including depreciation and amortization	(42)		(70)
Net profit	356		241
Group's share (45%) of total net profit	₽ 160		₽ 108